Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 81,466	¥ 43,794	¥ 146,682	¥ 93,842
Weighted-average shares	1,206,784	1,245,927	1,211,058	1,247,495
Effect of dilutive securities
Stock compensation	1,341	1,126	1,202	1,006
Weighted-average shares for diluted EPS computation	1,208,125	1,247,053	1,212,260	1,248,501
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 67.51	¥ 35.15	¥ 121.12	¥ 75.22
Diluted	¥ 67.43	¥ 35.12	¥ 121.00	¥ 75.16